DEFERRED TAX	12 Months Ended
Dec. 31, 2018
DEFERRED TAX
DEFERRED TAX

11.    DEFERRED TAX

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current income tax assets against current income tax liabilities and when the deferred taxes relate to the same tax authority.

The movements in deferred tax assets and liabilities during the year ended December 31, 2018 without taking into consideration the offsetting of balances within the same tax jurisdiction are as follows:

Movements in deferred tax assets:

				Unrealized
	Provision	Accrued		profit at
	for impairment	expenses	Tax losses	consolidation	Others	Total
As at January 1, 2017	553,716	207,651	636,197	169,113	120,830	1,687,507
(Charged)/credited to profit or loss	(28,334)	59,664	(94,978)	(3,070)	47,817	(18,901)
Disposal of subsidiaries	—	(3,106)	(1,320)	—	—	(4,426)

As at December 31, 2017	525,382	264,209	539,899	166,043	168,647	1,664,180

As at January 1, 2018	525,382	264,209	539,899	166,043	168,647	1,664,180
Acquisition of subsidiaries	360	—	—	—	7,734	8,094
(Charged)/credited to profit or loss	(139,985)	(21,839)	76,338	3,833	5,989	(75,664)

As at December 31, 2018	385,757	242,370	616,237	169,876	182,370	1,596,610

Movements in deferred tax liabilities:

				Fair value
		Fair value		adjustments arising
	Interest	changes of	Depreciation	from acquisition of	Investment	Investment
	capitalisation	financial assets	and amortization	subsidiaries	in a subsidiary	in an associate	Total
As at January 1, 2017	61,166	14,925	7,474	977,342	183,232	—	1,244,139
Exchange realignment	—	—	—	(1,830)	—	—	(1,830)
Credited to other comprehensive income	—	(11,180)	—	—	—	—	(11,180)
Acquisition of subsidiaries	—	—	—	40,706	—	—	40,706
(Credited)/charged to profit or loss	(8,232)	(1,414)	185	(27,370)	(183,232)	—	(220,063)

As at December 31, 2017	52,934	2,331	7,659	988,848	—	—	1,051,772

Changes in accounting policies	—	3,641	—	—	—	—	3,641
As at January 1, 2018	52,934	5,972	7,659	988,848	—	—	1,055,413
Exchange realignment	—	—	—	1,353	—	—	1,353
Credited to other comprehensive income	—	(3,769)	—	—	—	—	(3,769)
Acquisition of subsidiaries	—	—	—	822,229	—	—	822,229
(Credited)/charged to profit or loss	(9,102)	3,403	24,830	(27,511)	—	—	(8,380)

As at December 31, 2018	43,832	5,606	32,489	1,784,919	—	—	1,866,846

For presentation purposes, certain deferred tax assets and liabilities have been offset in the consolidated statement of financial position. The following is an analysis of the deferred tax balances of the Group for financial reporting purposes:

	December 31,	December 31,
	2017	2018
Net deferred tax assets	1,606,150	1,542,569

Net deferred tax liabilities	993,742	1,812,805

As at December 31, 2018, the Group has not recognized deferred tax assets of  RMB2,634 million (December 31, 2017: RMB4,337 million) in respect of accumulated tax losses amounting to RMB11,387 million (December 31, 2017: RMB18,214 million) arising in Mainland China and deferred tax assets of RMB1,660 million (December 31, 2017: RMB1,434 million) in respect of deductible temporary differences amounting to RMB7,992 million (December 31, 2017: RMB6,235 million) as it was considered not probable that those assets would be realized. The above tax losses will expire in one to five years if not utilized.

As at December 31, 2018, the expiry profile of these unprovided tax losses was analysed as follows:

	December 31,	December 31,
	2017	2018
Expiring in
2018	7,689,663	—
2019	7,650,084	6,753,096
2020	711,878	711,878
2021	975,081	975,081
2022	1,186,914	1,211,002
2023	—	1,736,412

	18,213,620	11,387,469